Summary of Restricted Stock Units Activity (Parenthetical) (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2015 shares
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacements of restricted share units assumed upon acquisitions	54